Shareholder's Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDER’S EQUITY

17.    SHAREHOLDER’S EQUITY

Ordinary shares

The Company was authorized to issue a total of 500,000,000 ordinary shares (25,000,000 of its ordinary shares retrospectively restated for effect of share consolidation on April 21, 2022) of a par value of $0.0001 each ($0.002 per share retrospectively restated for effect of share consolidation on April 21, 2022) prior to the SPAC Transaction. The Company had only one class of issued ordinary shares and Holders of the Company’s ordinary shares are entitled to one vote for each share.

Upon the consummation of the SPAC Transaction, the Company changed the authorized ordinary shares of the Company to (i) 400,000,000 Class A Ordinary Shares (20,000,000 of its ordinary shares retrospectively restated for effect of share consolidation on April 21, 2022) of a par value of US$0.0001 each ($0.002 per share retrospectively restated for effect of share consolidation on April 21, 2022) and (ii) 100,000,000 Class B Ordinary Shares (5,000,000 of its ordinary shares retrospectively restated for effect of share consolidation on April 21, 2022) of a par value of US$0.0001 each ($0.002 per share retrospectively restated for effect of share consolidation on April 21, 2022). Each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to 15 votes, voting together as one class.

Upon the consummation of the SPAC Transaction, there were 3,896,861 ordinary shares (194,843 of its ordinary shares retrospectively restated for effect of share consolidation on April 21, 2022) of Orisun remain issued and outstanding which had been replaced by the ordinary shares of the Company. The Company also issued 7,188,661 ordinary shares (359,433 of its ordinary shares retrospectively restated for effect of share consolidation on April 21, 2022) for share incentive plan. Besides, the convertible promissory note issued to Ucommune Group was automatically converted into 24,425 ordinary shares (1,221 of its ordinary shares retrospectively restated for effect of share consolidation on April 21, 2022).

Upon the consummation of the SPAC Transaction, the Company issued 6,030,670 ordinary shares (301,534 of its ordinary shares retrospectively restated for effect of share consolidation on April 21, 2022) for PIPE investors.

All outstanding rights prior to the SPAC transaction were converted into 499,892 ordinary shares (24,995 of its ordinary shares retrospectively restated for effect of share consolidation on April 21, 2022) at the same time.

Upon the closing of the underwritten public offering on February 2, 2021, the Company issued 4,938,271 Class A ordinary shares (246,914 of its ordinary shares retrospectively restated for effect of share consolidation on April 21, 2022) with net proceeds of RMB111,559 after deduction of underwriting discounts and commissions and other offering expenses of which RMB 18,244 was allocated to the issuance of new warrants at a combined offering.

On May 8, 2021, the Company issued 2,000,000 Earn-out Shares (100,000 of its ordinary shares retrospectively restated for effect of share consolidation on April 21, 2022) to certain shareholders for the revenue of the fiscal year of 2020 satisfied the corresponding condition.

Warrants

As of December 31, 2021, there were 10,352,236 warrants outstanding (517,612 of its warrants retrospectively restated for effect of share consolidation on April 21, 2022), which consist of 4,673,225 warrants (233,661 of its warrants retrospectively restated for effect of share consolidation on April 21, 2022) (including public warrants and private warrants, collectively referred to as the “Prior Warrants”) outstanding before the SPAC Transaction, 5,679,011 warrants (283,951 of its warrants retrospectively restated for effect of share consolidation on April 21, 2022) issued upon the closing of the Underwritten Public Offering on February 2, 2021 (the “New Warrants”).

Prior Warrants

Each whole public warrant that was issued with units in the initial public offering (“IPO”) of Orisun in 2019 is exercisable for one ordinary share at a price of $11.50 per full share ($230.00 per share retrospectively restated for effect of share consolidation on April 21, 2022). No fractional shares will be issued upon exercise of the public warrants. The warrants became exercisable on the date of the SPAC Transaction. No public warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the shares of common stock issuable upon exercise of the public warrants and a current prospectus relating to such shares of common stock. Notwithstanding the foregoing, if a registration statement covering the shares of common stock issuable upon exercise of the public warrants is not effective within 90 days from the consummation of the SPAC Transaction, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise the public warrants on a cashless basis pursuant to the exemption from registration provided by Section 3(a)(9) of the Securities Act provided that such exemption is available. If an exemption from registration is not available, holders will not be able to exercise their public warrants on a cashless basis. The public warrants will expire five years from the consummation of the SAPC Transaction or earlier upon redemption or liquidation.

The Company may redeem the outstanding public warrants, in whole and not in part, at a price of $0.01 per warrant:

•        at any time while the warrants are exercisable,

•        upon not less than 30 days’ prior written notice of redemption to each warrant holder,

•        if, and only if, the reported last sale price of the shares of common stock equals or exceeds $16.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) ($330.00 per share retrospectively restated for effect of share consolidation on April 21, 2022), for any 20 trading days within a 30-trading day period ending on the third business day prior to the notice of redemption to warrant holders, and

•        if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

If the Company calls the public warrants for redemption, management will have the option to require all holders that wish to exercise the public warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of shares of common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of shares of common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants.

The private warrants are identical to the public warrants underlying the units sold in the initial public offering, except that the private warrants will be exercisable on a cashless basis at the holder’s option and be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the private warrants are held by someone other than the initial purchasers or their permitted transferees, the private warrants will be redeemable by the Company and exercisable by such holders on the same basis as the public warrants.

New Warrants

On February 2, 2021, the Company completed a follow-on offering of 4,938,271 Class A ordinary shares (246,914 of its shares retrospectively restated for effect of share consolidation on April 21, 2022) and warrants to purchase 4,938,271 Class A ordinary shares (246,914 of its shares retrospectively restated for effect of share consolidation on April 21, 2022) at a combined offering price of US$4.05 for one ordinary share ($81.00 per share retrospectively restated for effect of share consolidation on April 21, 2022) and one firm warrant (“New Warrants”) to purchase one ordinary share, or the base offering. The warrants will expire on February 2, 2026. The underwriter in this offering exercised its option in full to purchase an additional 740,740 warrants (37,037 of its warrants retrospectively restated for effect of share consolidation on April 21, 2022) to purchase ordinary shares at an offering price of US$0.01 per warrant ($0.2 per warrant retrospectively restated for effect of share consolidation on April 21, 2022), which closed concurrently with the base offering.

No fractional shares will be issued upon exercise of the new warrant. No new warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the shares of common stock issuable upon exercise of the new warrants and a current prospectus relating to such shares of common stock.

The new Warrants are classified as a liability and the fair value allocated to the new Warrants was RMB11,211 as of December 31, 2021. The warrants liability will be re-measured at each reporting period until the warrants are exercised or expire and any changes will be recognized in the statement of operations. No warrants were exercised as of December 31, 2021.

The table below provides a reconciliation of the beginning and ending balance for the liabilities measured using fair significant unobservable inputs:

Insurance of warrants on February 2, 2021	18,244
Change in fair value	(6,837)
Foreign currency translation adjustment	(196)
Balance – December 31, 2021	11,211

Unit Purchase Option

There was an option purchased by the IPO underwriter of Orisun in 2019, to purchase 300,000 units (15,000 of its units retrospectively restated for effect of share consolidation on April 21, 2022) exercisable at $11.50 per unit ($230 per unit retrospectively restated for effect of share consolidation on April 21, 2022) commencing on the consummation of the SPAC Transaction. In connection with the underwriter’s election to partially exercise its over-allotment option on August 28, 2019, there was an additional 33,002 unit (1,650 of its units retrospectively restated for effect of share consolidation on April 21, 2022) purchase options issued to the underwriter. The unit purchase option may be exercised for cash or on a cashless basis, at the holder’s option, and expires five years from the effective date of the registration statement related to the initial public offering of Orisun (i.e., expires by August 2, 2024).

The unit purchase options were recognized as equity instrument, which is classified within equity as additional paid-in capital.